UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2015

Item 1. Schedule of Investments.

ROTHSCHILD U.S. LARGE-CAP CORE FUND

SCHEDULE OF INVESTMENTS at August 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS: 90.6%
Aerospace & Defense: 3.4%
232	Boeing Co.	$30,318
234	Raytheon Co.	23,999
543	Textron, Inc.	21,068
		75,385
Airlines: 1.0%
971	JetBlue Airways Corp. *	21,673
Auto Components: 0.5%
379	Goodyear Tire & Rubber Co.	11,283
Automobiles: 1.2%
1,964	Ford Motor Co.	27,241
Banks: 6.6%
2,015	Bank of America Corp.	32,925
786	Citigroup, Inc.	42,035
806	JPMorgan Chase & Co.	51,665
2,249	Regions Financial Corp.	21,568
		148,193
Beverages: 2.9%
512	Coca-Cola Enterprises, Inc.	26,363
416	PepsiCo., Inc.	38,659
		65,022
Biotechnology: 4.3%
197	Amgen, Inc.	29,901
55	Biogen, Inc. *	16,351
391	Gilead Sciences, Inc.	41,082
59	United Therapeutics Corp. *	8,887
		96,221
Capital Markets: 1.8%
703	Federated Investors, Inc. - Class B	21,793
417	Legg Mason, Inc.	18,486
		40,279
Chemicals: 1.8%
250	LyondellBasell Industries NV - Class A	21,345
455	The Mosaic Co.	18,578
		39,923
Commercial Services & Supplies: 2.2%
919	Pitney Bowes, Inc.	18,205
614	Waste Management, Inc.	30,737
		48,942

Communications Equipment: 2.8%
1,539	Cisco Systems, Inc.	$39,829
862	Juniper Networks, Inc.	22,162
		61,991
Consumer Finance: 2.7%
407	American Express Co.	31,225
374	Capital One Financial Corp.	29,079
		60,304
Diversified Telecommunication Services: 3.5%
945	AT&T, Inc.	31,374
1,007	Verizon Communications, Inc.	46,332
		77,706
Electric Utilities: 1.1%
446	American Electric Power Co., Inc.	24,213
Food & Staples Retailing: 1.2%
808	Kroger Co.	27,876
Food Products: 2.0%
920	Pilgrim's Pride Corp.	19,297
546	Pinnacle Foods, Inc.	24,483
		43,780
Health Care Equipment & Supplies: 2.1%
178	Becton Dickinson & Co.	25,102
206	Zimmer Biomet Holdings, Inc.	21,333
		46,435
Health Care Providers & Services: 3.4%
245	Aetna, Inc.	28,057
138	McKesson Corp.	27,266
157	Universal Health Services, Inc. - Class B	21,531
		76,854
Household Durables: 1.0%
1,112	PulteGroup, Inc.	23,007
Industrial Conglomerates: 2.5%
248	3M Co.	35,251
837	General Electric Co.	20,774
		56,025
Insurance: 2.4%
464	The Allstate Corp.	27,042
553	MetLife, Inc.	27,705
		54,747
Internet Software & Services: 3.0%
53	Google, Inc. - Class A *	34,334
54	Google, Inc. - Class C *	33,386
		67,720
IT Services: 1.6%
245	International Business Machines Corp.	36,233

Media: 4.8%
695	Comcast Corp. - Class A	$39,150
400	Time Warner, Inc.	28,440
389	The Walt Disney Co.	39,631
		107,221
Metals & Mining: 0.6%
1,550	Alcoa, Inc.	14,647
Multiline Retail: 2.5%
377	Macy's, Inc.	22,096
431	Target Corp.	33,493
		55,589
Multi-Utilities: 1.3%
747	Public Service Enterprise Group, Inc.	30,067
Oil, Gas & Consumable Fuels: 4.7%
406	ConocoPhillips	19,955
509	Exxon Mobil Corp.	38,297
526	Marathon Petroleum Corp.	24,885
298	Occidental Petroleum Corp.	21,757
		104,894
Pharmaceuticals: 6.5%
455	Johnson & Johnson	42,761
260	Mallinckrodt PLC*	22,422
544	Merck & Co., Inc.	29,295
1,619	Pfizer, Inc.	52,164
		146,642
Professional Services: 1.0%
250	ManpowerGroup, Inc.	21,725
Semiconductors & Semiconductor Equipment: 2.2%
216	First Solar, Inc. *	10,333
1,379	Intel Corp.	39,357
		49,690
Software: 4.0%
1,537	Microsoft Corp.	66,890
630	Oracle Corp.	23,367
		90,257
Specialty Retail: 2.8%
495	Best Buy Co., Inc.	18,186
375	The Home Depot, Inc.	43,673
		61,859
Technology Hardware, Storage & Peripherals: 5.2%
870	Apple, Inc.	98,101
218	Western Digital Corp.	17,867
		115,968
TOTAL COMMON STOCKS
(Cost $2,145,338)		$2,029,612

REAL ESTATE INVESTMENT TRUSTS: 2.1%
336	Equity Residential	$23,940
296	Macerich Co.	22,549
TOTAL REAL ESTATE INVESTMENT TRUSTS		$46,489
(Cost $48,828)

SHORT-TERM INVESTMENTS: 2.7%
Money Market Funds: 2.7%
61,535	Invesco Short-Term Investment Trust Treasury Portfolio, 0.01% (1)	$61,535
TOTAL MONEY MARKET FUNDS
(Cost $61,535)		$61,535

TOTAL INVESTMENTS IN SECURITIES: 95.4%
(Cost $2,255,701)		2,137,636
Other Assets in Excess of Liabilities: 4.6%		101,951
TOTAL NET ASSETS: 100.0%		$2,239,587

Percentages are stated as a percent of net assets.
*	Non-income producing security.
(1)	Annualized seven-day yield as of August 31, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at August 31, 2015 was as follows+:

Cost of investments				$2,255,701
Gross unrealized appreciation				29,063
Gross unrealized depreciation				(147,128)
Net unrealized depreciation				$(118,065)

+Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments as the Fund has not yet had a fiscal year end.

Summary of Fair Value Exposure at August 31, 2015 (Unaudited)
The Rothschild U.S. Large-Cap Core Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2015. See the Schedule of Investments for the industry breakout.
Description	Level 1	Level 2	Level 3	Total
Investments at fair value
Common Stocks	$2,029,612	$-	$-	$2,029,612
Real Estate Investment Trusts	46,489	-	-	46,489
Short-Term Investments	61,535	-	-	61,535
Total Investments in Securities	$2,137,636	$-	$-	$2,137,636

The basis for recognizing and valuing transfers as of the end of the period in which transfers occur. There were no transfers into or out of Level 1, 2 or 3 during the period ended August 31, 2015.

ROTHSCHILD U.S. LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS at August 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS: 94.2%
Aerospace & Defense: 3.0%
61	Northrop Grumman Corp.	$9,988
43	Raytheon Co.	4,410
		14,398
Airlines: 1.4%
297	JetBlue Airways Corp. *	6,629
Auto Components: 0.6%
28	Lear Corp.	2,878
Banks: 10.1%
864	Bank of America Corp.	14,118
239	JPMorgan Chase & Co.	15,320
684	Regions Financial Corp.	6,559
226	Wells Fargo & Co.	12,053
		48,050
Beverages: 2.1%
75	Coca-Cola Enterprises, Inc.	3,862
65	PepsiCo., Inc.	6,040
		9,902
Biotechnology: 1.9%
29	Amgen, Inc.	4,402
42	Gilead Sciences, Inc.	4,413
		8,815
Capital Markets: 2.1%
54	Ameriprise Financial, Inc.	6,084
71	Raymond James Financial, Inc.	3,763
		9,847
Chemicals: 2.9%
100	Dow Chemical Co.	4,376
60	LyondellBasell Industries NV - Class A	5,123
103	The Mosaic Co.	4,205
		13,704
Commercial Services & Supplies: 1.3%
125	Waste Management, Inc.	6,258
Communications Equipment: 3.8%
123	ARRIS Group, Inc. *	3,250
360	Cisco Systems, Inc.	9,317
209	Juniper Networks, Inc.	5,373
		17,940

Consumer Finance: 3.8%
78	American Express Co.	$5,984
73	Capital One Financial Corp.	5,676
121	Discover Financial Services	6,501
		18,161
Diversified Financial Services: 0.6%
22	Berkshire Hathaway, Inc. - Class B *	2,949
Diversified Telecommunication Services: 1.0%
147	AT&T, Inc.	4,880
Electric Utilities: 1.8%
158	American Electric Power Co., Inc.	8,578
Food & Staples Retailing: 1.2%
158	Kroger Co.	5,451
Food Products: 1.1%
119	Pinnacle Foods, Inc.	5,336
Health Care Equipment & Supplies: 1.3%
45	Becton Dickinson & Co.	6,346
Health Care Providers & Services: 2.9%
66	Aetna, Inc.	7,559
75	Cardinal Health, Inc.	6,170
		13,729
Household Durables: 1.6%
358	PulteGroup, Inc.	7,407
Household Products: 0.7%
45	Procter & Gamble Co.	3,180
Industrial Conglomerates: 2.5%
41	3M Co.	5,828
238	General Electric Co.	5,907
		11,735
Insurance: 5.4%
124	The Allstate Corp.	7,227
165	American International Group, Inc.	9,956
169	MetLife, Inc.	8,467
		25,650
Machinery: 2.0%
86	Dover Corp.	5,328
40	Parker-Hannifin Corp.	4,306
		9,634
Media: 3.4%
104	CBS Corp.	4,705
120	Comcast Corp. - Class A	6,759
68	Time Warner, Inc.	4,835
		16,299
Metals & Mining: 0.8%
386	Alcoa, Inc.	3,648

Multiline Retail: 3.4%
113	Macy's, Inc.	$6,623
124	Target Corp.	9,636
		16,259
Multi-Utilities: 4.5%
200	CMS Energy Corp.	6,556
82	DTE Energy Co.	6,401
203	Public Service Enterprise Group, Inc.	8,171
		21,128
Oil, Gas & Consumable Fuels: 11.7%
105	Chevron Corp.	8,504
162	ConocoPhillips	7,962
123	EOG Resources, Inc.	9,632
276	Exxon Mobil Corp.	20,766
206	Marathon Oil Corp.	3,562
103	Marathon Petroleum Corp.	4,873
		55,299
Pharmaceuticals: 7.5%
140	Johnson & Johnson	13,157
137	Merck & Co., Inc.	7,377
471	Pfizer, Inc.	15,176
		35,710
Semiconductors & Semiconductor Equipment: 0.7%
123	Intel Corp.	3,510
Software: 3.7%
278	Microsoft Corp.	12,098
143	Oracle Corp.	5,304
		17,402
Specialty Retail: 1.5%
61	The Home Depot, Inc.	7,104
Technology Hardware, Storage & Peripherals: 1.9%
34	Apple, Inc.	3,834
63	Western Digital Corp.	5,163
		8,997
TOTAL COMMON STOCKS
(Cost $478,365)		$446,813

REAL ESTATE INVESTMENT TRUSTS: 4.5%
63	Alexandria Real Estate Equities, Inc.	5,417
84	Equity LifeStyle Properties, Inc.	4,684
79	Equity Residential	5,629
29	Public Storage	5,837
TOTAL REAL ESTATE INVESTMENT TRUSTS		$21,567
(Cost $21,642)

SHORT-TERM INVESTMENTS: 4.0%
Money Market Funds: 4.0%
18,873	Invesco Short-Term Investment Trust Treasury Portfolio, 0.01% (1)	$18,873
TOTAL SHORT-TERM INVESTMENTS
(Cost $18,873)		$18,873

TOTAL INVESTMENTS IN SECURITIES: 102.7%
(Cost $518,880)		$487,253
Liabilities in Excess of Other Assets: (2.7)%		(12,957)
TOTAL NET ASSETS: 100.0%		$474,296

Percentages are stated as a percent of net assets.
*	Non-income producing security.
(1)	Annualized seven-day yield as of August 31, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at August 31, 2015 was as follows+:

Cost of investments				$518,880
Gross unrealized appreciation				9,370
Gross unrealized depreciation				(40,997)
Net unrealized depreciation				$(31,627)

+Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments as the Fund has not yet had a fiscal year end.

Summary of Fair Value Exposure at August 31, 2015 (Unaudited)
The Rothschild U.S. Large-Cap Value Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2015. See the Schedule of Investments for the industry breakout.
Description	Level 1	Level 2	Level 3	Total
Investments at fair value
Common Stocks	$446,813	$-	$-	$446,813
Real Estate Investment Trusts	21,567	-	-	21,567
Short-Term Investments	18,873	-	-	18,873
Total Investments in Securities	$487,253	$-	$-	$487,253

The basis for recognizing and valuing transfers as of the end of the period in which transfers occur. There were no transfers into or out of Level 1, 2 or 3 during the period ended August 31, 2015.

ROTHSCHILD U.S. SMALL/MID-CAP CORE FUND

SCHEDULE OF INVESTMENTS at August 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS: 93.0%
Aerospace & Defense: 1.6%
97	AAR Corp.	$2,360
197	Aerojet Rocketdyne Holdings, Inc. *	4,052
34	Moog, Inc. - Class A *	2,146
		8,558
Air Freight & Logistics: 0.4%
50	Hub Group, Inc. - Class A *	1,885
Airlines: 0.9%
63	Alaska Air Group, Inc.	4,716
Auto Components: 0.7%
64	Cooper-Standard Holding, Inc. *	3,675
Banks: 6.8%
55	Berkshire Hills Bancorp, Inc.	1,539
407	Huntington Bancshares, Inc.	4,440
120	PacWest Bancorp	5,117
62	Pinnacle Financial Partners, Inc.	2,940
37	Signature Bank *	4,939
237	Umpqua Holdings Corp.	3,960
128	Webster Financial Corp.	4,529
70	Wintrust Financial Corp.	3,570
136	Zions Bancorporation	3,944
		34,978
Biotechnology: 3.0%
92	Acorda Therapeutics, Inc. *	2,941
46	AMAG Pharmaceuticals, Inc. *	2,877
81	Dyax Corp. *	1,865
102	Insys Therapeutics, Inc. *	3,307
30	United Therapeutics Corp. *	4,518
		15,508
Capital Markets: 1.2%
65	Raymond James Financial, Inc.	3,444
150	WisdomTree Investments, Inc.	2,813
		6,257
Chemicals: 1.9%
61	Cytec Industries, Inc.	4,526
64	OM Group, Inc.	2,144
100	PolyOne Corp.	3,247
		9,917

Commercial Services & Supplies: 1.5%
82	Deluxe Corp.	$4,757
66	HNI Corp.	3,085
		7,842
Communications Equipment: 1.2%
62	Plantronics, Inc.	3,296
266	Polycom, Inc. *	2,862
		6,158
Construction & Engineering: 0.7%
83	EMCOR Group, Inc.	3,825
Construction Materials: 0.7%
70	U.S. Concrete, Inc. *	3,625
Containers & Packaging: 1.2%
425	Graphic Packaging Holding Co.	5,993
Distributors: 0.8%
56	Pool Corp.	3,902
Diversified Consumer Services: 1.2%
123	Service Corp. International	3,647
76	Sotheby's	2,676
		6,323
Diversified Financial Services: 1.0%
55	MarketAxess Holdings, Inc.	4,973
Electric Utilities: 0.7%
99	Portland General Electric Co.	3,419
Electrical Equipment: 0.6%
59	EnerSys	3,155
Electronic Equipment, Instruments & Components: 1.6%
88	Avnet, Inc.	3,731
174	Ingram Micro, Inc. - Class A	4,709
		8,440
Energy Equipment & Services: 0.7%
31	Bristow Group, Inc.	1,149
142	Helix Energy Solutions Group, Inc. *	987
75	U.S. Silica Holdings, Inc.	1,507
		3,643
Food Products: 1.2%
231	Dean Foods Co.	3,802
23	J&J Snack Foods Corp.	2,621
		6,423

Health Care Equipment & Supplies: 6.8%
90	Alere, Inc. *	$4,677
78	Align Technology, Inc. *	4,415
28	The Cooper Cos, Inc.	4,548
107	Cynosure, Inc. - Class A *	3,385
99	Haemonetics Corp. *	3,575
43	Inogen, Inc. *	2,119
89	NuVasive, Inc. *	4,692
45	Sirona Dental Systems, Inc. *	4,292
50	STERIS Corp.	3,203
		34,906
Health Care Providers & Services: 3.0%
100	Community Health Systems, Inc. *	5,370
73	MEDNAX, Inc. *	5,880
54	Molina Healthcare, Inc. *	4,028
		15,278
Hotels, Restaurants & Leisure: 5.2%
40	Brinker International, Inc.	2,125
59	Cheesecake Factory, Inc.	3,202
45	Marriott Vacations Worldwide Corp.	3,195
26	Red Robin Gourmet Burgers, Inc. *	2,049
166	Sonic Corp.	4,482
112	Texas Roadhouse, Inc.	4,031
34	Vail Resorts, Inc.	3,669
51	Wyndham Worldwide Corp.	3,900
		26,653
Household Durables: 1.3%
76	Jarden Corp. *	3,902
138	PulteGroup, Inc.	2,855
		6,757
Insurance: 4.9%
96	Allied World Assurance Co. Holdings AG	3,834
102	American Equity Investment Life Holding Co.	2,475
73	American Financial Group, Inc.	5,041
79	Axis Capital Holdings Ltd.	4,424
48	Hanover Insurance Group, Inc.	3,787
30	Navigators Group, Inc. *	2,282
35	Reinsurance Group of America, Inc.	3,181
		25,024
Internet & Catalog Retail: 0.3%
28	HSN, Inc.	1,703
Internet Software & Services: 3.2%
72	Constant Contact, Inc. *	1,783
82	J2 Global, Inc.	5,705
61	Stamps.com, Inc. *	5,023
177	Web.com Group, Inc. *	3,811
		16,322

IT Services: 5.1%
83	Cardtronics, Inc. *	$2,863
156	Convergys Corp.	3,526
42	DST Systems, Inc.	4,302
86	Euronet Worldwide, Inc. *	5,544
186	NeuStar, Inc. - Class A *	5,199
152	VeriFone Systems, Inc. *	4,748
		26,182
Life Sciences Tools & Services: 1.8%
61	Charles River Laboratories International, Inc. *	4,202
70	Quintiles Transnational Holdings, Inc. *	5,216
		9,418
Machinery: 2.9%
96	Barnes Group, Inc.	3,709
34	Hyster-Yale Materials Handling, Inc. - Class A	2,066
103	ITT Corp.	3,853
55	Trinity Industries, Inc.	1,484
297	Wabash National Corp. *	3,632
		14,744
Multiline Retail: 0.7%
77	Big Lots, Inc.	3,695
Multi-Utilities: 1.8%
84	Avista Corp.	2,637
67	Black Hills Corp.	2,665
121	CMS Energy Corp.	3,966
		9,268
Oil, Gas & Consumable Fuels: 1.1%
52	Energen Corp.	2,704
70	Western Refining, Inc.	3,011
		5,715
Paper & Forest Products: 0.5%
44	Clearwater Paper Corp. *	2,467
Pharmaceuticals: 2.3%
180	Horizon Pharma PLC *	5,260
86	Phibro Animal Health Corp. - Class A	3,036
190	Supernus Pharmaceuticals, Inc. *	3,448
		11,744
Professional Services: 2.3%
25	CEB, Inc.	1,790
27	Huron Consulting Group, Inc. *	1,955
75	Insperity, Inc.	3,329
55	ManpowerGroup, Inc.	4,780
		11,854
Road & Rail: 1.8%
73	ArcBest Corp.	2,108
37	Landstar Systems, Inc.	2,450
58	Ryder Systems, Inc.	4,754
		9,312

Semiconductors & Semiconductor Equipment: 1.5%
142	Microsemi Corp. *	$4,510
71	Silicon Laboratories, Inc. *	3,087
		7,597
Software: 6.8%
97	Aspen Technology, Inc. *	3,673
180	AVG Technologies NV *	4,163
163	EnerNOC, Inc. *	1,523
67	Manhattan Associates, Inc. *	3,918
114	Mentor Graphics Corp.	2,946
22	MicroStrategy, Inc. - Class A *	4,372
95	PTC, Inc. *	3,146
224	RealPage, Inc. *	4,124
158	Take-Two Interactive Software, Inc. *	4,603
264	TiVo, Inc. *	2,402
		34,870
Specialty Retail: 4.4%
37	Children's Place, Inc.	2,217
79	Foot Locker, Inc.	5,592
185	Francesca's Holdings Corp. *	2,079
35	Lithia Motors, Inc. - Class A	3,731
47	Outerwall, Inc.	2,895
209	Pier 1 Imports, Inc.	2,128
52	Williams-Sonoma, Inc.	3,954
		22,596
Technology Hardware, Storage & Peripherals: 1.6%
143	Diebold, Inc.	4,450
87	Electronics For Imaging, Inc. *	3,808
		8,258
Textiles, Apparel & Luxury Goods: 3.1%
52	G-III Apparel Group Ltd. *	3,605
179	Hanesbrands, Inc.	5,390
86	Steven Madden Ltd. *	3,514
121	Wolverine World Wide, Inc.	3,261
		15,770
Trading Companies & Distributors: 1.0%
42	Watsco, Inc.	5,143
TOTAL COMMON STOCKS
(Cost $470,789)		$478,491

REAL ESTATE INVESTMENT TRUSTS: 5.4%
140	Brixmor Property Group, Inc.	$3,195
98	DCT Industrial Trust, Inc.	3,147
68	Equity LifeStyle Properties, Inc.	3,792
88	Highwoods Properties, Inc.	3,339
50	Mid-America Apartment Communities, Inc.	3,929
100	National Retail Properties, Inc.	3,475
65	Potlatch Corp.	2,146
41	PS Business Parks, Inc.	2,991
140	Retail Properties of America, Inc. - Class A	1,911
TOTAL REAL ESTATE INVESTMENT TRUSTS		$27,925
(Cost $30,468)

SHORT-TERM INVESTMENTS: 7.7%
Money Market Funds: 7.7%
39,306	Invesco Short-Term Investment Trust Treasury Portfolio, 0.01% (1)	$39,306
TOTAL SHORT-TERM INVESTMENTS
(Cost $39,306)		$39,306

TOTAL INVESTMENTS IN SECURITIES: 106.1%
(Cost $540,563)		$545,722
Liabilities in Excess of Other Assets: (6.1)%		(31,381)
TOTAL NET ASSETS: 100.0%		$514,341

Percentages are stated as a percent of net assets.
*	Non-income producing security.
(1)	Annualized seven-day yield as of August 31, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at August 31, 2015 was as follows+:

Cost of investments				$540,563
Gross unrealized appreciation				34,421
Gross unrealized depreciation				(29,262)
Net unrealized appreciation				$5,159

+Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments as the Fund has not yet had a fiscal year end.

Summary of Fair Value Exposure at August 31, 2015 (Unaudited)
The Rothschild U.S. Small/Mid-Cap Core Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2015. See the Schedule of Investments for the industry breakout.
Description	Level 1	Level 2	Level 3	Total
Investments at fair value
Common Stocks	$478,491	$-	$-	$478,491
Real Estate Investment Trusts	27,925	-	-	27,925
Short-Term Investments	39,306	-	-	39,306
Total Investments in Securities	$545,722	$-	$-	$545,722

The basis for recognizing and valuing transfers as of the end of the period in which transfers occur. There were no transfers into or out of Level 1, 2 or 3 during the period ended August 31, 2015.

ROTHSCHILD U.S. SMALL-CAP CORE FUND

SCHEDULE OF INVESTMENTS at August 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS: 91.1%
Aerospace & Defense: 1.0%
118	AAR Corp.	$2,871
93	Aerojet Rocketdyne Holdings, Inc. *	1,913
		4,784
Auto Components: 0.7%
60	Cooper-Standard Holding, Inc. *	3,445
Banks: 8.4%
77	Banner Corp.	3,420
54	Berkshire Hills Bancorp, Inc.	1,511
182	Boston Private Financial Holdings, Inc.	2,166
157	Cathay General Bancorp	4,652
98	First Interstate BancSystem, Inc. - Class A	2,615
20	First NBC Bank Holding Co. *	700
73	Hancock Holding Co.	2,050
125	Hanmi Financial Corp.	3,030
200	Old National Bancorp	2,760
81	Pinnacle Financial Partners, Inc.	3,841
35	Prosperity Bancshares, Inc.	1,808
74	TriCo Bancshares	1,757
230	Umpqua Holdings Corp.	3,843
109	Webster Financial Corp.	3,856
79	Wintrust Financial Corp.	4,029
		42,038
Biotechnology: 3.9%
103	Acorda Therapeutics, Inc. *	3,293
87	AMAG Pharmaceuticals, Inc. *	5,441
89	Dyax Corp. *	2,049
151	Infinity Pharmaceuticals, Inc. *	1,332
154	Insys Therapeutics, Inc. *	4,992
331	Spectrum Pharmaceuticals, Inc. *	2,406
		19,513
Capital Markets: 2.1%
110	HFF, Inc. - Class A	3,996
88	Stifel Financial Corp. *	4,101
140	WisdomTree Investments, Inc.	2,625
		10,722

Chemicals: 2.9%
105	A. Schulman, Inc.	$3,605
66	Minerals Technologies, Inc.	3,550
79	OM Group, Inc.	2,646
149	PolyOne Corp.	4,838
		14,639
Commercial Services & Supplies: 2.9%
77	ABM Industrials, Inc.	2,465
79	Deluxe Corp.	4,583
40	Essendant, Inc.	1,380
85	HNI Corp.	3,973
68	Viad Corp.	1,859
		14,260
Communications Equipment: 1.5%
55	Plantronics, Inc.	2,924
406	Polycom, Inc. *	4,368
		7,292
Construction & Engineering: 1.2%
126	EMCOR Group, Inc.	5,807
Construction Materials: 0.5%
50	U.S. Concrete, Inc. *	2,589
Distributors: 0.5%
39	Pool Corp.	2,717
Diversified Consumer Services: 0.5%
74	Sotheby's	2,606
Diversified Financial Services: 1.2%
69	MarketAxess Holdings, Inc.	6,239
Electric Utilities: 0.6%
123	PNM Resources, Inc.	3,150
Electrical Equipment: 0.8%
73	EnerSys	3,903
Electronic Equipment, Instruments & Components: 2.6%
76	Insight Enterprises, Inc. *	1,924
38	Littelfuse, Inc.	3,410
64	SYNNEX Corp.	5,068
245	Vishay Intertechnology, Inc.	2,421
		12,823
Energy Equipment & Services: 1.0%
41	Bristow Group, Inc.	1,519
168	Helix Energy Solutions Group, Inc. *	1,168
343	Parker Drilling Co. *	1,156
50	U.S. Silica Holdings, Inc.	1,005
		4,848
Food & Staples Retailing: 0.7%
428	SUPERVALU, Inc. *	3,527

Food Products: 1.2%
207	Dean Foods Co.	$3,407
22	J&J Snack Foods Corp.	2,507
		5,914
Health Care Equipment & Supplies: 7.4%
95	Alere, Inc. *	4,937
55	CONMED Corp.	2,918
99	Cynosure, Inc. - Class A *	3,132
114	Globus Medical, Inc. - Class A *	2,784
97	Haemonetics Corp. *	3,503
37	ICU Medical, Inc. *	4,200
57	Inogen, Inc. *	2,810
129	NuVasive, Inc. *	6,801
91	STERIS Corp.	5,829
		36,914
Health Care Providers & Services: 2.6%
128	HealthSouth Corp.	5,465
13	Magellan Health, Inc. *	728
93	Molina Healthcare, Inc. *	6,937
		13,130
Hotels, Restaurants & Leisure: 5.9%
59	Cheesecake Factory, Inc.	3,202
66	Marriott Vacations Worldwide Corp.	4,687
90	Papa John's International, Inc.	6,052
32	Red Robin Gourmet Burgers, Inc. *	2,521
210	Sonic Corp.	5,670
125	Texas Roadhouse, Inc.	4,499
24	Vail Resorts, Inc.	2,590
		29,221
Insurance: 3.4%
144	American Equity Investment Life Holding Co.	3,494
56	Argo Group International Holdings Ltd.	3,135
261	CNO Financial Group, Inc.	4,669
140	Heritage Insurance Holdings, Inc. *	2,460
22	Infinity Property & Casualty Corp.	1,700
21	Navigators Group, Inc. *	1,597
		17,055
Internet & Catalog Retail: 0.5%
42	HSN, Inc.	2,554
Internet Software & Services: 3.6%
87	Constant Contact, Inc. *	2,154
79	J2 Global, Inc.	5,497
76	LogMeIn, Inc. *	4,738
40	Stamps.com, Inc. *	3,294
106	Web.com Group, Inc. *	2,282
		17,965

IT Services: 4.3%
51	Cardtronics, Inc. *	$1,760
144	Convergys Corp.	3,254
71	Euronet Worldwide, Inc. *	4,577
347	Everi Holdings, Inc. *	1,794
49	MAXIMUS, Inc.	2,967
180	NeuStar, Inc. - Class A *	5,031
66	VeriFone Systems, Inc. *	2,062
		21,445
Life Sciences Tools & Services: 2.6%
57	Cambrex Corp. *	2,725
77	Charles River Laboratories International, Inc. *	5,305
74	PAREXEL International Corp. *	4,863
		12,893
Machinery: 3.5%
117	Barnes Group, Inc.	4,520
225	Federal Signal Corp.	3,184
46	Greenbrier Cos., Inc.	1,918
37	Hyster-Yale Materials Handling, Inc. - Class A	2,248
35	Standex International Corp.	2,801
240	Wabash National Corp. *	2,935
		17,606
Multiline Retail: 0.9%
93	Big Lots, Inc.	4,463
Multi-Utilities: 1.1%
75	Avista Corp.	2,354
83	Black Hills Corp.	3,302
		5,656
Oil, Gas & Consumable Fuels: 1.1%
510	Abraxas Petroleum Corp. *	995
120	Stone Energy Corp. *	680
89	Western Refining, Inc.	3,829
		5,504
Paper & Forest Products: 1.0%
87	Clearwater Paper Corp. *	4,877
Pharmaceuticals: 0.9%
70	Phibro Animal Health Corp. - Class A	2,471
120	Supernus Pharmaceuticals, Inc. *	2,178
		4,649
Professional Services: 2.1%
24	CEB, Inc.	1,719
58	Insperity, Inc.	2,574
163	Kforce, Inc.	4,367
130	RPX Corp. *	1,790
		10,450

Road & Rail: 1.0%
91	ArcBest Corp.	$2,628
130	Swift Transportation Co. *	2,534
		5,162
Semiconductors & Semiconductor Equipment: 2.0%
55	Cabot Microelectronics Corp. *	2,386
129	Microsemi Corp. *	4,097
52	Power Integrations, Inc.	2,041
30	Silicon Laboratories, Inc. *	1,304
		9,828
Software: 6.2%
150	AVG Technologies NV *	3,469
100	Manhattan Associates, Inc. *	5,848
109	Mentor Graphics Corp.	2,817
20	MicroStrategy, Inc. - Class A *	3,974
131	Pegasystems, Inc.	3,211
139	RealPage, Inc. *	2,559
220	Take-Two Interactive Software, Inc. *	6,409
271	TiVo, Inc. *	2,466
		30,753
Specialty Retail: 3.0%
34	Children's Place, Inc.	2,037
148	Francesca's Holdings Corp. *	1,664
48	Lithia Motors, Inc. - Class A	5,117
46	Outerwall, Inc.	2,834
162	Pier 1 Imports, Inc.	1,649
133	Stage Stores, Inc.	1,428
		14,729
Technology Hardware, Storage & Peripherals: 1.3%
63	Diebold, Inc.	1,961
103	Electronics For Imaging, Inc. *	4,508
		6,469
Textiles, Apparel & Luxury Goods: 2.5%
93	G-III Apparel Group Ltd. *	6,448
101	Steven Madden Ltd. *	4,127
73	Wolverine World Wide, Inc.	1,967
		12,542
TOTAL COMMON STOCKS
(Cost $455,351)		$454,681

REAL ESTATE INVESTMENT TRUSTS: 6.6%
119	AG Mortgage Investment Trust, Inc.	$1,967
180	Apollo Commercial Real Estate Finance, Inc.	2,947
452	Cedar Realty Trust, Inc.	2,830
129	DCT Industrial Trust, Inc.	4,142
94	Geo Group, Inc.	2,823
110	Highwoods Properties, Inc.	4,173
58	Potlatch Corp.	1,915
48	PS Business Parks, Inc.	3,502
180	RLJ Lodging Trust	4,957
39	Sovran Self Storage, Inc.	3,499
TOTAL REAL ESTATE INVESTMENT TRUSTS		$32,755
(Cost $37,561)

SHORT-TERM INVESTMENTS: 8.8%
Money Market Funds: 8.8%
43,663	Invesco Short-Term Investment Trust Treasury Portfolio, 0.01% (1)	$43,663
TOTAL SHORT-TERM INVESTMENTS
(Cost $43,663)		$43,663

TOTAL INVESTMENTS IN SECURITIES: 106.5%
(Cost $536,575)		$531,099
Liabilities in Excess of Other Assets: (6.5)%		(32,230)
TOTAL NET ASSETS: 100.0%		$498,869

Percentages are stated as a percent of net assets.
*	Non-income producing security.
(1)	Annualized seven-day yield as of August 31, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at August 31, 2015 was as follows+:

Cost of investments				$536,575
Gross unrealized appreciation				36,675
Gross unrealized depreciation				(42,151)
Net unrealized depreciation				$(5,476)

+Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments as the Fund has not yet had a fiscal year end.

Summary of Fair Value Exposure at August 31, 2015 (Unaudited)
The Rothschild U.S. Small-Cap Core Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2015. See the Schedule of Investments for the industry breakout.
Description	Level 1	Level 2	Level 3	Total
Investments at fair value
Common Stocks	$454,681	$-	$-	$454,681
Real Estate Investment Trusts	32,755	-	-	32,755
Short-Term Investments	43,663	-	-	43,663
Total Investments in Securities	$531,099	$-	$-	$531,099

The basis for recognizing and valuing transfers as of the end of the period in which transfers occur. There were no transfers into or out of Level 1, 2 or 3 during the period ended August 31, 2015.

ROTHSCHILD U.S. SMALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS at August 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS: 83.0%
Aerospace & Defense: 2.2%
127	AAR Corp.	$3,090
189	Aerojet Rocketdyne Holdings, Inc. *	3,888
92	Moog, Inc. - Class A *	5,805
		12,783
Auto Components: 0.9%
85	Cooper-Standard Holding, Inc. *	4,881
Banks: 17.4%
104	Banner Corp.	4,619
327	BBCN Bancorp, Inc.	4,758
80	Berkshire Hills Bancorp, Inc.	2,238
211	Cathay General Bancorp	6,252
91	Community Trust Bancorp, Inc.	3,194
182	First Interstate BancSystem, Inc. - Class A	4,856
46	First NBC Bank Holding Co. *	1,610
240	FirstMerit Corp.	4,310
41	Flushing Financial Corp.	818
161	Hancock Holding Co.	4,521
147	Hanmi Financial Corp.	3,563
329	Investors Bancorp, Inc.	3,876
194	MB Financial, Inc.	6,390
314	Old National Bancorp	4,333
78	Pinnacle Financial Partners, Inc.	3,699
83	Prosperity Bancshares, Inc.	4,289
78	Simmons First National Corp. - Class A	3,422
186	State Bank Financial Corp.	3,757
153	TriCo Bancshares	3,632
421	Umpqua Holdings Corp.	7,035
192	United Community Banks, Inc.	3,757
200	Webster Financial Corp.	7,076
136	Wintrust Financial Corp.	6,936
		98,941
Biotechnology: 0.3%
206	Spectrum Pharmaceuticals, Inc. *	1,498
Capital Markets: 1.1%
132	Stifel Financial Corp. *	6,151

Chemicals: 2.3%
151	A. Schulman, Inc.	$5,184
76	Minerals Technologies, Inc.	4,088
121	OM Group, Inc.	4,053
		13,325
Commercial Services & Supplies: 4.4%
149	ABM Industrials, Inc.	4,769
100	Deluxe Corp.	5,801
136	Essendant, Inc.	4,692
139	HNI Corp.	6,497
118	Viad Corp.	3,226
		24,985
Communications Equipment: 2.4%
179	Calix, Inc. *	1,434
74	Plantronics, Inc.	3,934
527	Polycom, Inc. *	5,670
362	ShoreTel, Inc. *	2,693
		13,731
Construction & Engineering: 1.5%
181	EMCOR Group, Inc.	8,342
Diversified Consumer Services: 0.3%
28	Steiner Leisure Ltd. *	1,783
Diversified Telecommunication Services: 0.5%
289	Premiere Global Services, Inc. *	3,115
Electric Utilities: 1.5%
109	PNM Resources, Inc.	2,791
161	Portland General Electric Co.	5,561
		8,352
Electrical Equipment: 1.1%
119	EnerSys	6,363
Electronic Equipment, Instruments & Components: 3.7%
201	Insight Enterprises, Inc. *	5,087
52	Littelfuse, Inc.	4,667
218	Sanmina Corp. *	4,194
56	SYNNEX Corp.	4,435
274	Vishay Intertechnology, Inc.	2,707
		21,090
Energy Equipment & Services: 0.9%
46	Bristow Group, Inc.	1,705
201	Helix Energy Solutions Group, Inc. *	1,397
590	Parker Drilling Co. *	1,988
		5,090
Food & Staples Retailing: 0.8%
586	SUPERVALU, Inc. *	4,829
Food Products: 0.7%
260	Dean Foods Co.	4,280

Health Care Equipment & Supplies: 5.1%
55	CONMED Corp.	$2,918
93	Cynosure, Inc. - Class A *	2,943
160	Haemonetics Corp. *	5,778
56	ICU Medical, Inc. *	6,357
100	NuVasive, Inc. *	5,272
86	STERIS Corp.	5,508
		28,776
Health Care Providers & Services: 0.5%
55	Magellan Health, Inc. *	3,080
Hotels, Restaurants & Leisure: 3.2%
96	Marriott Vacations Worldwide Corp.	6,817
58	Red Robin Gourmet Burgers, Inc. *	4,570
149	Sonic Corp.	4,023
71	Texas Roadhouse, Inc.	2,555
		17,965
Insurance: 7.0%
272	American Equity Investment Life Holding Co.	6,599
92	Argo Group International Holdings Ltd.	5,150
465	CNO Financial Group, Inc.	8,319
193	Heritage Insurance Holdings, Inc. *	3,391
179	Horace Mann Educators Corp.	5,946
30	Infinity Property & Casualty Corp.	2,319
303	Maiden Holdings Ltd.	4,342
48	Navigators Group, Inc. *	3,650
		39,716
Internet Software & Services: 0.4%
31	Stamps.com, Inc. *	2,553
IT Services: 2.5%
323	Convergys Corp.	7,300
463	Everi Holdings, Inc. *	2,393
165	NeuStar, Inc. - Class A *	4,612
		14,305
Life Sciences Tools & Services: 0.7%
55	Charles River Laboratories International, Inc. *	3,789
Machinery: 2.3%
135	Barnes Group, Inc.	5,215
204	Federal Signal Corp.	2,886
41	Hyster-Yale Materials Handling, Inc. - Class A	2,491
30	Standex International Corp.	2,401
		12,993
Media: 0.4%
76	AMC Entertainment Holdings, Inc. - Class A	2,202
Metals & Mining: 0.7%
48	Kaiser Aluminum Corp.	4,012
Multiline Retail: 1.1%
134	Big Lots, Inc.	6,431

Multi-Utilities: 1.9%
139	Avista Corp.	$4,363
156	Black Hills Corp.	6,206
		10,569
Oil, Gas & Consumable Fuels: 0.9%
129	Stone Energy Corp. *	732
107	Western Refining, Inc.	4,603
		5,335
Paper & Forest Products: 0.8%
79	Clearwater Paper Corp. *	4,429
Professional Services: 1.4%
86	CRA International, Inc. *	1,954
37	Huron Consulting Group, Inc. *	2,679
234	RPX Corp. *	3,222
		7,855
Road & Rail: 0.6%
125	ArcBest Corp.	3,610
Semiconductors & Semiconductor Equipment: 1.7%
65	Cabot Microelectronics Corp. *	2,820
134	Microsemi Corp. *	4,256
57	Silicon Laboratories, Inc. *	2,478
		9,554
Software: 2.3%
174	EnerNOC, Inc. *	1,625
123	Mentor Graphics Corp.	3,178
183	Take-Two Interactive Software, Inc. *	5,331
314	TiVo, Inc. *	2,858
		12,992
Specialty Retail: 3.9%
190	Caleres, Inc.	6,327
86	Children's Place, Inc.	5,153
146	Express, Inc. *	2,978
226	Francesca's Holdings Corp. *	2,540
115	Haverty Furniture Cos., Inc.	2,658
231	Stage Stores, Inc.	2,481
		22,137
Technology Hardware, Storage & Peripherals: 1.6%
153	Diebold, Inc.	4,762
99	Electronics For Imaging, Inc. *	4,333
		9,095
Textiles, Apparel & Luxury Goods: 0.8%
79	Columbia Sportswear Co.	4,848
Thrifts & Mortgage Finance: 0.7%
220	Provident Financial Services, Inc.	4,167
Trading Companies & Distributors: 0.5%
125	Aircastle Ltd.	2,597
TOTAL COMMON STOCKS
(Cost $494,739)		$472,549

REAL ESTATE INVESTMENT TRUSTS: 10.6%
129	AG Mortgage Investment Trust, Inc.	$2,132
69	Agree Realty Corp.	1,963
192	Apollo Commercial Real Estate Finance, Inc.	3,143
200	Apollo Residential Mortgage, Inc.	2,792
479	Cedar Realty Trust, Inc.	2,999
169	DCT Industrial Trust, Inc.	5,427
87	EPR Properties	4,427
169	Geo Group, Inc.	5,075
188	Highwoods Properties, Inc.	7,133
425	MFA Financial, Inc.	3,022
80	Potlatch Corp.	2,642
90	PS Business Parks, Inc.	6,566
280	RLJ Lodging Trust	7,711
59	Sovran Self Storage, Inc.	5,294
TOTAL REAL ESTATE INVESTMENT TRUSTS		$60,326
(Cost $68,733)

EXCHANGE TRADED FUNDS: 2.3%
138	iShares Russell 2000 Value ETF	$12,931
TOTAL EXCHANGE TRADED FUNDS
(Cost $13,708)		$12,931

SHORT-TERM INVESTMENTS: 5.1%
Money Market Funds: 5.1%
29,196	Invesco Short-Term Investment Trust Treasury Portfolio, 0.01% (1)	$29,196
TOTAL SHORT-TERM INVESTMENTS
(Cost $29,196)		$29,196

TOTAL INVESTMENTS IN SECURITIES: 101.0%
(Cost $606,376)		$575,002
Liabilities in Excess of Other Assets: (1.0)%		(5,565)
TOTAL NET ASSETS: 100.0%		$569,437

Percentages are stated as a percent of net assets.
ETF	Exchange Traded Fund
*	Non-income producing security.
(1)	Annualized seven-day yield as of August 31, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at August 31, 2015 was as follows+:

Cost of investments				$606,376
Gross unrealized appreciation				18,253
Gross unrealized depreciation				(49,627)
Net unrealized depreciation				$(31,374)

+Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments as the Fund has not yet had a fiscal year end.

Summary of Fair Value Exposure at August 31, 2015 (Unaudited)
The Rothschild U.S. Small-Cap Value Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2015. See the Schedule of Investments for the industry breakout.
Description	Level 1	Level 2	Level 3	Total
Investments at fair value
Common Stocks	$472,549	$-	$-	$472,549
Real Estate Investment Trusts	60,326	-	-	60,326
Exchange Traded Funds	12,931	-	-	12,931
Short-Term Investments	29,196	-	-	29,196
Total Investments in Securities	$575,002	$-	$-	$575,002

The basis for recognizing and valuing transfers as of the end of the period in which transfers occur. There were no transfers into or out of Level 1, 2 or 3 during the period ended August 31, 2015.

ROTHSCHILD U.S. SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at August 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS: 98.4%
Aerospace & Defense: 2.0%
516	Aerojet Rocketdyne Holdings, Inc. *	$10,614
148	Moog, Inc. - Class A *	9,339
		19,953
Air Freight & Logistics: 0.8%
189	Forward Air Corp.	8,509
Banks: 0.8%
200	Eagle Bancorp, Inc. *	8,382
Biotechnology: 8.5%
268	Acorda Therapeutics, Inc. *	8,568
278	AMAG Pharmaceuticals, Inc. *	17,386
375	Dyax Corp. *	8,632
489	Infinity Pharmaceuticals, Inc. *	4,313
316	Insys Therapeutics, Inc. *	10,245
312	Neurocrine Biosciences, Inc. *	14,471
360	Otonomy, Inc. *	8,161
81	Puma Biotechnology, Inc. *	7,446
1,012	Spectrum Pharmaceuticals, Inc. *	7,357
		86,579
Capital Markets: 1.0%
563	WisdomTree Investments, Inc.	10,556
Chemicals: 0.8%
256	PolyOne Corp.	8,312
Commercial Services & Supplies: 1.8%
322	Deluxe Corp.	18,679
Communications Equipment: 2.6%
733	Calix, Inc. *	5,871
992	Polycom, Inc. *	10,674
709	ShoreTel, Inc. *	5,275
602	Sonus Networks, Inc. *	4,238
		26,058
Construction Materials: 1.1%
213	U.S. Concrete, Inc. *	11,029
Distributors: 1.3%
189	Pool Corp.	13,170
Diversified Consumer Services: 0.9%
258	Sotheby's	9,084
Diversified Financial Services: 1.8%
206	MarketAxess Holdings, Inc.	18,627

Diversified Telecommunication Services: 0.7%
642	Premiere Global Services, Inc. *	$6,921
Electronic Equipment, Instruments & Components: 1.3%
144	Littelfuse, Inc.	12,924
Energy Equipment & Services: 0.3%
174	U.S. Silica Holdings, Inc.	3,497
Food & Staples Retailing: 1.5%
148	Casey's General Stores, Inc.	15,667
Food Products: 1.2%
111	J&J Snack Foods Corp.	12,650
Health Care Equipment & Supplies: 8.2%
242	Alere, Inc. *	12,577
257	Cynosure, Inc. - Class A *	8,131
473	Endologix, Inc. *	6,140
399	Globus Medical, Inc. - Class A *	9,744
254	Haemonetics Corp. *	9,172
129	Inogen, Inc. *	6,358
258	NuVasive, Inc. *	13,602
281	STERIS Corp.	17,998
		83,722
Health Care Providers & Services: 3.0%
268	HealthSouth Corp.	11,444
256	Molina Healthcare, Inc. *	19,095
		30,539
Hotels, Restaurants & Leisure: 6.3%
218	Cheesecake Factory, Inc.	11,831
509	Krispy Kreme Doughnuts, Inc. *	8,724
551	Sonic Corp.	14,877
406	Texas Roadhouse, Inc.	14,612
133	Vail Resorts, Inc.	14,352
		64,396
Internet & Catalog Retail: 1.1%
294	Shutterfly, Inc. *	11,425
Internet Software & Services: 6.9%
378	Constant Contact, Inc. *	9,359
261	J2 Global, Inc.	18,160
276	LogMeIn, Inc. *	17,206
190	Stamps.com, Inc. *	15,645
458	Web.com Group, Inc. *	9,861
		70,231
IT Services: 5.9%
239	Cardtronics, Inc. *	8,246
357	Euronet Worldwide, Inc. *	23,016
947	Everi Holdings, Inc. *	4,896
513	NeuStar, Inc. - Class A *	14,338
322	VeriFone Systems, Inc. *	10,059
		60,555

Life Sciences Tools & Services: 1.1%
167	PAREXEL International Corp. *	$10,975
Machinery: 2.6%
519	Federal Signal Corp.	7,344
139	Tennant Co.	7,968
875	Wabash National Corp. *	10,701
		26,013
Media: 0.5%
162	AMC Entertainment Holdings, Inc. - Class A	4,695
Metals & Mining: 0.8%
103	Kaiser Aluminum Corp.	8,609
Oil, Gas & Consumable Fuels: 0.3%
1,356	Abraxas Petroleum Corp. *	2,644
Pharmaceuticals: 6.2%
558	Aratana Therapeutics, Inc. *	9,854
360	Horizon Pharma PLC *	10,519
755	Nektar Therapeutics *	8,343
170	Pacira Pharmaceuticals, Inc. *	9,783
205	Phibro Animal Health Corp. - Class A	7,236
260	Revance Therapeutics, Inc. *	7,868
524	Supernus Pharmaceuticals, Inc. *	9,511
		63,114
Professional Services: 2.2%
128	CEB, Inc.	9,167
302	Insperity, Inc.	13,406
		22,573
Road & Rail: 0.9%
240	Saia, Inc. *	9,012
Semiconductors & Semiconductor Equipment: 2.5%
397	Microsemi Corp. *	12,609
177	Power Integrations, Inc.	6,947
142	Silicon Laboratories, Inc. *	6,174
		25,730
Software: 10.5%
367	Aspen Technology, Inc. *	13,898
553	AVG Technologies NV *	12,791
623	EnerNOC, Inc. *	5,819
233	Manhattan Associates, Inc. *	13,626
66	MicroStrategy, Inc. - Class A *	13,114
558	RealPage, Inc. *	10,273
310	Synchronoss Technologies, Inc. *	12,521
566	Take-Two Interactive Software, Inc. *	16,487
959	TiVo, Inc. *	8,727
		107,256

Specialty Retail: 5.6%
109	Children's Place, Inc.	$6,531
453	Express, Inc. *	9,241
594	Francesca's Holdings Corp. *	6,676
158	Lithia Motors, Inc. - Class A	16,843
166	Outerwall, Inc.	10,226
765	Pier 1 Imports, Inc.	7,788
		57,305
Technology Hardware, Storage & Peripherals: 1.1%
375	Diebold, Inc.	11,670
Textiles, Apparel & Luxury Goods: 4.3%
281	G-III Apparel Group Ltd. *	19,482
334	Steven Madden Ltd. *	13,647
415	Wolverine World Wide, Inc.	11,184
		44,313
TOTAL COMMON STOCKS
(Cost $999,842)		$1,005,374

SHORT-TERM INVESTMENTS: 0.4%
Money Market Funds: 0.4%
4,203	Invesco Short-Term Investment Trust Treasury Portfolio, 0.01% (1)	$4,203
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,203)		$4,203

TOTAL INVESTMENTS IN SECURITIES: 98.8%
(Cost $1,004,045)		$1,009,577
Other Assets in Excess of Liabilities: 1.2%		11,824
TOTAL NET ASSETS: 100.0%		$1,021,401

Percentages are stated as a percent of net assets.
*	Non-income producing security.
(1)	Annualized seven-day yield as of August 31, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at August 31, 2015 was as follows+:

Cost of investments				$1,004,045
Gross unrealized appreciation				96,715
Gross unrealized depreciation				(91,183)
Net unrealized appreciation				$5,532

+Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments as the Fund has not yet had a fiscal year end.

Summary of Fair Value Exposure at August 31, 2015 (Unaudited)
The Rothschild U.S. Small-Cap Growth Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2015. See the Schedule of Investments for the industry breakout.
Description	Level 1	Level 2	Level 3	Total
Investments at fair value
Common Stocks	$1,005,374	$-	$-	$1,005,374
Short-Term Investments	4,203	-	-	4,203
Total Investments in Securities	$1,009,577	$-	$-	$1,009,577

The basis for recognizing and valuing transfers as of the end of the period in which transfers occur. There were no transfers into or out of Level 1, 2 or 3 during the period ended August 31, 2015.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title                  /s/ Elaine E. Richards
                   Elaine E. Richards, President

Date             10/21/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Elaine E. Richards
                    Elaine E. Richards, President

Date             10/21/15

By (Signature and Title)*               /s/ Eric C. VanAndel
   Eric C. VanAndel, Treasurer

Date             10/24/15

* Print the name and title of each signing officer under his or her signature.